DEFINED BENEFIT PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFIT PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEFINED BENEFIT PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFIT PLANS
Components of net periodic benefit cost

					Line Item on Condensed
	Three Months		Nine Months		Consolidated Statements
	Ended September 30,		Ended September 30,		of Operations
(in millions)	2021	2020	2021	2020
Components of net periodic benefit income:
Service cost	$1.6	$1.5	$4.9	$4.4	Selling, general and administrative expenses
Interest cost	0.2	0.7	1.6	2.3	Other income
Expected return on plan assets	(4.5)	(4.2)	(13.7)	(12.0)	Other income
Total benefit income	$(2.7)	$(2.0)	$(7.2)	$(5.3)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	Line Item on Consolidated
(in millions)	2020	2019	2018	Statement of Operations
Components of net periodic benefit cost and amounts recognized in other comprehensive income (loss):
Net period benefit (credit) cost:
Service cost	$0.1	$0.1	$0.1	Selling, general and administrative expenses
Interest cost	0.1	0.1	0.1	Other (income) expense, net
Amortization of prior service cost	—	—	0.2	Other (income) expense, net
Net period benefit cost	$0.2	$0.2	$0.4